Commitments and Contingent Liabilities	3 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
Note 6 – Commitments and Contingent Liabilities

The following table presents the status of the Company's rig construction program as of March 31, 2012.  Amounts include capitalized interest and an estimate for project contingencies (in millions):

	Expected or actual delivery date	Total estimated project costs	Total costs incurred through March 31, 2012	Projected costs for the remainder of 2012	Projected costs in 2013	Projected costs in 2014	Total future costs

Rowan Renaissance	Dec-13	$748	$182	$53	$497	$16	$566
Rowan Resolute	Jun-14	742	178	21	146	398	564
Rowan Reliance	Dec-14	728	119	67	50	492	609
		$2,218	$479	$141	$693	$906	$1,739

Rowan periodically employs letters of credit or other bank-issued guarantees in the normal course of its businesses, and had outstanding letters of credit of approximately $31.2 million at March 31, 2012.

On March 25, 2012, a gas leak occurred on a platform operated by Total E&P UK Limited (“Total”), where the Rowan Viking was working.  The platform is in the Elgin Field located off the coast of Aberdeen, Scotland.  All Company, Total and third-party personnel were safely evacuated from the platform and rig without incident. The Company is working to support Total in its efforts to bring the leak under control including potentially repositioning the Rowan Gorilla V to drill the second of two relief wells.  The Company does not believe the incident or its resolution will materially impact the Company's financial position, results of operations or cash flows.

In 2009, the Company recognized a $25.4 million tax benefit as a result of applying the facts of a third-party tax case to the Company's situation.  That case provided a more favorable tax treatment for certain foreign contracts entered into in prior years.  In 2011, the IRS issued an assessment contesting our claim.  The Company plans to vigorously defend its position and continues to believe it is more likely than not that the Company will prevail.

Rowan is involved in various legal proceedings incidental to its businesses and is vigorously defending its position in all such matters. The Company believes that there are no known contingencies, claims or lawsuits that could have a material effect on its financial position, results of operations or cash flows.